Loans receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans receivable.
Balance at the Beginning	$ 3,834	$ 123
New loans granted	1,933	31,659	$ 123
Repayments of principal	(969)	(746)
Interest charged	1,403	1,404
Interest received	368
Foreign exchange (gain) / loss	(18)	40
Expected credit losses/change in fair value	(6,000)	(28,475)
Write-off of loans receivable	(35)	(171)
Balance at the End	$ 148	$ 3,834	$ 123